Shareholders' Equity - Additional Information (Detail) - $ / shares						8 Months Ended	11 Months Ended
	Jul. 31, 2020	Jul. 23, 2020	Jun. 26, 2020	May 29, 2020	Mar. 02, 2020	Sep. 30, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares, outstanding		10,350,000
Preferred Stock, Shares Authorized							1,000,000
Preferred Stock, Shares Issued							0
Preferred Stock, Shares Outstanding							0
Private Placement Warrants [Member] | Share Trigger Price One [Member]
Class of Stock [Line Items]
Warrants redemption price per share							$ 0.10
Minimum notice period for warrants redemption							30 days
Warrants redeemable, threshold consecutive trading days						20 days	20 days
Warrants redeemable, threshold trading days						30 days	30 days
Private Placement Warrants [Member] | Share Trigger Price Two [Member]
Class of Stock [Line Items]
Warrants redemption price per share							$ 0.01
Minimum notice period for warrants redemption							30 days
Public Warrants [Member]
Class of Stock [Line Items]
Term of warrants							5 years
Maximum | Private Placement Warrants [Member] | Share Trigger Price One [Member]
Class of Stock [Line Items]
Warrants redeemable, threshold consecutive trading days						30 days	30 days
Warrants redeemable, threshold trading days						30 days
Maximum | Private Placement Warrants [Member] | Share Trigger Price Two [Member]
Class of Stock [Line Items]
Class of warrants exercise price adjustment percentage							180.00%
Minimum | Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrants exercise price adjustment percentage							115.00%
Minimum | Private Placement Warrants [Member] | Share Trigger Price One [Member]
Class of Stock [Line Items]
Warrants redeemable, threshold consecutive trading days							20 days
Minimum | Public Warrants [Member]
Class of Stock [Line Items]
Warrants redemption price per share							$ 11.50
Sponsor [Member]
Class of Stock [Line Items]
Stock issued during the period shares issued for shares	180,000
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized							200,000,000
Sale of units in initial public offering, gross, Shares							41,400,000
Common stock, par value							$ 0.0001
Ordinary shares subject to possible redemption shares							39,576,710
Common stock, shares, outstanding							7,203,401
Share price (in dollars per share)							$ 9.20
Percentage of proceeds from share issuances							60.00%
Common Stock, Shares, Issued							7,203,401
Common Class A | Share Trigger Price One [Member]
Class of Stock [Line Items]
Warrants exercisable, ordinary share per warrant							$ 0.361
Common Class A | Private Placement Warrants [Member] | Share Trigger Price One [Member]
Class of Stock [Line Items]
Warrants redemption price per share							10.00
Common Class A | Private Placement Warrants [Member] | Share Trigger Price Two [Member]
Class of Stock [Line Items]
Warrants redemption price per share							$ 18.00
Common Class A | Maximum | Share Trigger Price One [Member]
Class of Stock [Line Items]
Warrants redeemable, threshold consecutive trading days							10 days
Common Class A | Minimum
Class of Stock [Line Items]
Warrants redemption price per share							$ 11.50
Common Class A | Sponsor [Member]
Class of Stock [Line Items]
Percentage of common stock shareholding							20.00%
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized							20,000,000
Common stock, par value							$ 0.0001
Common stock, shares, outstanding							10,350,000
Common stock description of voting rights							one-for-one
Common Stock, Shares, Issued							10,350,000
Common Class B | Sponsor [Member]
Class of Stock [Line Items]
Common stock, par value					$ 0.0001
Stock issued during the period shares issued for shares		1,725,000	1,437,500	1,437,500	8,625,000
Common stock shares subject to forfeiture				1,437,500
Common stock, shares, outstanding		10,170,000	8,625,000	8,625,000